DEBT SECURITIES IN ISSUE (Details) £ in Millions, € in Billions, $ in Billions	Jun. 30, 2026 GBP (£)	Jun. 30, 2026 EUR (€)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 EUR (€)
Debt Securities In Issue [Line Items]
Notional amount	£ 341,548			£ 266,336
Debt securities	47,255			41,388
Medium-term notes
Debt Securities In Issue [Line Items]
Debt securities	2,220			2,290
Downstreamed from Santander UK Group Holdings plc to Santander UK plc
Debt Securities In Issue [Line Items]
Debt securities	10,498			9,606
Euro €35bn Global Covered Bond Programme
Debt Securities In Issue [Line Items]
Notional amount | €		€ 35			€ 35		€ 35
Debt securities	18,073			19,201
£10bn Global Covered Bond Programme
Debt Securities In Issue [Line Items]
Notional amount	10,000			10,000
Debt securities	3,713			0
US $20bn Commercial Paper Programmes
Debt Securities In Issue [Line Items]
Notional amount | $			$ 20			$ 20
Debt securities	2,264			2,411
Certificates of deposit
Debt Securities In Issue [Line Items]
Debt securities	2,511			1,607
Credit linked notes
Debt Securities In Issue [Line Items]
Credit linked notes	705			635
Securitisation programmes
Debt Securities In Issue [Line Items]
Debt securities	£ 7,271			£ 5,638